Contract Assets and Liabilities - Schedule of Performance Obligations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Contract liabilities	₩ 233,922	₩ 202,967
Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	18,544	18,397
Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	7,706	12,699
Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	136,880	118,525
Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	70,792	₩ 53,346
Less than 1 year [member]
Disclosure of performance obligations [line items]
Contract liabilities	172,348
Less than 1 year [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	18,544
Less than 1 year [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	6,141
Less than 1 year [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	88,051
Less than 1 year [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	59,612
1 - 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	26,181
1 - 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
1 - 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,048
1 - 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	14,198
1 - 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	10,935
More than 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	35,393
More than 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	517
More than 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	34,631
More than 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	₩ 245